Offerings - Offering: 1	Oct. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	10,609,562
Proposed Maximum Offering Price per Unit	1.93
Maximum Aggregate Offering Price	$ 20,476,454.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,827.80
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the sum of ii) 1,851,851 shares of Class A Common Stock issued to LHX Intermediate, LLC, a Delaware limited liability company (“LHX”) as partial repayment of the promissory note issued to LHX by the Company on December 24, 2024, (iii) 677,711 shares of Class A Common Stock issued to Piper Sandler & Co, and (iv) 8,080,000 shares of Class A Common Stock issued to LHX as compensation for certain assets, pursuant to an Asset Purchase Agreement dated October 25, 2024, by and among the Company, Lumio Holdings, Inc. and Lumio HX, Inc.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A Common Stock on The Nasdaq Stock Market LLC on October 24, 2025 ($1.93 per share), in accordance with Rule 457(c) of the Securities Act.

Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001381.